Parent Company Only Condensed Financial Information (Details) - Condensed balance sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 14	$ 2	¥ 3,152
Advances to suppliers	1,050	152	3,621
Amounts due from affiliates and subsidiaries	97,639	14,157	80,640
Other current assets			110
Total current assets	98,703	14,311	87,523
Investments in subsidiaries	(104,633)	(15,170)	(59,917)
TOTAL ASSETS	(5,930)	(859)	27,606
Current liabilities:
Short-term debts	15	3	27,859
Amounts due to related parties	2,107	305	1,347
Accrued expenses and other current liabilities	5,624	815	2,899
Total liabilities	7,746	1,123	32,105
Shareholders’ (deficit) equity:
Class B Ordinary shares (US$0.01 par value per share; 30,000,000 authorized, 2,773,100 and 3,573,100 shares issued and outstanding as of December 31, 2021 and 2022)	240	35	185
Treasury shares	(11,003)	(1,595)
Additional paid-in capital	564,869	81,898	465,334
Accumulated deficit	(577,539)	(83,735)	(475,646)
Accumulated other comprehensive income	4,263	618	4,532
Total shareholders’ deficit	(13,676)	(1,982)	(4,499)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(5,930)	(859)	27,606
Class A Ordinary Shares [Member]
Shareholders’ (deficit) equity:
Class A Ordinary shares (US$0.01 par value per share; 2,400,000,000 shares authorized, 16,604,402 and 79,536,589 shares issued and 16,604,402 and 67,044,306 outstanding as of December 31, 2021 and 2022, respectively)	¥ 5,494	$ 797	¥ 1,096